Premises and Equipment & Developed Software (Tables)	3 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of components of premises and equipment
(amounts in thousands)	Expected Useful Life	March 31, 2021	December 31, 2020
Leasehold improvements	5 years	$28	$28
Furniture, fixtures and equipment	10 years	243	243
IT equipment	3 to 5 years	1,675	1,675
		1,946	1,946
Accumulated amortization		(1,601)	(1,545)
Total		$345	$401

Schedule of components of developed software
(amounts in thousands)	Expected Useful Life	March 31, 2021	December 31, 2020
Higher One Disbursement business developed software	10 years	$27,400	$27,400
Internally developed software	3 to 5 years	40,105	40,104
Work-in-process		1,736	1,620
		69,241	69,124
Accumulated amortization		(32,289)	(29,467)
Total		$36,952	$39,657